N-2 - $ / shares	Dec. 27, 2023	Dec. 22, 2023
Cover [Abstract]
Entity Central Index Key	0001396502
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Tax-Advantaged Global Shareholder Yield Fund
General Description of Registrant [Abstract]
Share Price		$ 4.95
NAV Per Share		$ 5.22
Latest Premium (Discount) to NAV [Percent]		(5.17%)